INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Investments [Abstract]
Disclosure of detailed information about investment at fair value through profit or loss and available for sale investments [text block]
Investment at fair value through profit or loss and available-for-sale investments consist of the following:

	2017				2016
	Unrealized gross amount				Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Investments at fair value through profit or loss (trading) (i)	–	–	–	4,020,811	–	–	–	4,012,184
Interest accrued	–	–	–	3,926	–	–	–	2,835
Total	–	–	–	4,024,737				4,015,019

Available-for-sale investments

Corporate, leasing and subordinated bonds (ii)	7,919,202	460,826	(22,838)	8,357,190	7,902,688	268,421	(121,748)	8,049,361
Certificates of deposit BCRP (iii)	7,906,747	16,960	–	7,923,707	4,796,142	6,466	–	4,802,608
Government Treasury Bonds (iv)	4,308,507	336,561	(4,520)	4,640,548	2,071,110	174,567	(40,315)	2,205,362
Participation in RAL Fund (v)	527,405	–	–	527,405	650,803	–	–	650,803
Securitization instruments (vi)	478,921	35,747	(6,565)	508,103	523,135	19,136	(6,785)	535,486
Restricted mutual funds (vii)	186,407	230,289	–	416,696	194,315	174,103	–	368,418
Participation in mutual funds	398,308	11,458	(200)	409,566	286,534	10,060	(4,256)	292,338
Negotiable certificates of deposit	285,493	5,036	(346)	290,183	57,523	2,889	(8)	60,404
Multilateral organization bonds	165,830	13,897	(224)	179,503	194,906	3,847	(2,157)	196,596
Certificates of Central Bank of Bolivia (viii)	94,692	33	–	94,725	14,643	–	–	14,643
Investment funds	34,703	25,013	(95)	59,621	34,294	23,339	–	57,633
Collateralized mortgage obligation (CMO) (ix)	17,116	7,048	(6)	24,158	21,628	7,618	–	29,246
Commercial paper	5,185	–	–	5,185	5,576	6	(30)	5,552
Hedge funds	48	1,014	–	1,062	87	1,008	–	1,095
U.S. Federal agency bonds	799	80	–	879	1,036	131	–	1,167
	22,329,363	1,143,962	(34,794)	23,438,531	16,754,420	691,591	(175,299)	17,270,712
Shares -
Listed (x)	254,931	496,737	(1,937)	749,731	541,969	711,597	(3,101)	1,250,465
Non-listed	14,770	1,093	–	15,863	6,098	637	–	6,735
	269,701	497,830	(1,937)	765,594	548,067	712,234	(3,101)	1,257,200
Balance before accrued interest	22,599,064	1,641,792	(36,731)	24,204,125	17,302,487	1,403,825	(178,400)	18,527,912
Accrued interest				219,766				157,755
Total				24,423,891				18,685,667

Disclosure of detailed information about maturities and annual market rates of available for sale investments [text block]
At December 31, 2017 and 2016, the maturities and annual market rates of available-for-sale investments are as follows:

	Maturities		Annual effective interest rate
	2017	2016	2017						2016
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate, leasing and Subordinated bonds	Jan-2018 / Feb-2065	Jan-2017 / Feb-2065	1.37	9.20	0.24	7.55	0.17	7.83	2.88	10.21	0.16	13.46	0.14	9.06
Certificates of deposit BCRP	Jan-2018 / Apr-2019	Jan-2017 / May-2018	3.08	3.17	-	-	-	-	4.27	4.55	-	-	-	-
Government Treasury bonds	Feb-2018 / Feb-2055	Jan-2017 / Feb-2055	1.32	6.25	1.27	6.25	-	-	1.83	7.13	0.33	7.10	-	-
Securitization instruments	Jan-2018 / Sep-2045	Jan-2018 / Sep-2045	4.09	11.75	3.06	6.16	1.68	6.00	4.75	9.30	3.27	9.76	0.50	8.44
Certificates of deposits Central Bank of Bolivia	Jan-2018 / Sep-2018	Mar-2017 / Jun-2017	-	-	-	-	0.50	1.15	-	-	-	-	0.10	0.30
Negotiable certificates of deposits	Jan-2018 / Mar-2033	Jan-2017 / Feb-2026	0.49	4.33	-	-	1.18	4.90	2.10	6.54	0.95	1.98	1.30	6.25
Multilateral organization bonds	Mar-2018 / Feb-2044	Jan-2017 / Feb-2044	2.13	7.04	1.83	2.44	-	-	3.39	7.47	1.67	3.31	-	-
Collateralized mortgage obligations (CMO)	Aug-2020 / Dic-2036	Aug-2020 / Dec-2036	-	-	2.23	9.40	-	-	-	-	2.12	9.79	-	-
U.S. Federal agency bonds	Aug-2035	Aug-2035	-	-	1.66	1.66	-	-	-	-	1.47	1.47	-	-

Disclosure of detailed information about government treasury bonds [Text Block]
At December 31, 2017 and 2016, the balance includes the following Government Treasury Bonds:

	2017	2016
	S/(000)	S/(000)
Peruvian sovereign bonds	4,364,172	1,820,240
Bolivian sovereign bonds	106,461	52,462
Colombian sovereign bonds	58,381	212,756
U.S. Federal agency bonds	55,875	90,191
Other	55,659	29,713
Total	4,640,548	2,205,362

Disclosure of detailed information about securitization instruments [Text Block]
At December 31, 2017 and 2016, the balance of securitization instruments includes the following:

	2017	2016
	S/(000)	S/(000)
Inmuebles Panamericana	156,186	94,478
Abengoa Transmisión del Norte	82,492	81,581
Concesionaria La Chira S.A.	30,182	30,661
Hunt Oil Company	23,244	175,282
Others below of S/30 million	215,999	153,484
Total	508,103	535,486

Disclosure of detailed information about held to maturity investments [text block]
Held-to-maturity investments consist of the following:

	2017
	Carrying amount	Fair value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,378,046	3,700,535
Bonds of foreign governments	352,205	355,438
Peruvian treasury bonds	217,187	221,799
Corporate bonds	246,284	254,131
Certificates of payment on work progress (CRPAO for its Spanish acronym) (*)	129,443	134,238
	4,323,165	4,666,141
Accrued interest	90,208	90,208
Total	4,413,373	4,756,349

	2016
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	4,016,340	4,099,001
Bonds of foreign governments	333,133	336,397
Peruvian treasury bonds	234,884	240,166
Corporate bonds	277,998	284,028
Certificates of payment on work progress (CRPAO for its Spanish acronym) (*)	154,449	154,496
	5,016,804	5,114,088
Accrued interest	101,616	101,616
Total	5,118,420	5,215,704

(*)
At December 31, 2017 and 2016 there are, 217 and 249 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions are held, said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the works undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.

Disclosure of detailed information about balance of investments by maturity groupings before accrued interest [text block]
The table below shows the balance of investments, by maturity groupings, before accrued interest:

	2017
		Available for	Held to
	Trading	sale	maturity
	S/(000)	S/(000)	S/(000)

Until 3 months	1,476,174	4,987,080	334,791
From 3 months to 1 year	1,096,855	3,785,935	68,690
From 1 to 3 years	516,919	2,407,141	1,625,856
From 3 to 5 years	180,739	1,516,653	110,746
Over 5 years	574,293	9,327,327	2,183,082
Without maturity	175,831	2,179,989	-
Total	4,020,811	24,204,125	4,323,165

	2016
		Available for	Held to
	Trading	sale	maturity
	S/(000)	S/(000)	S/(000)

Up to 3 months	341,995	1,260,163	17,655
From 3 months to 1 year	1,723,578	2,835,467	807,319
From 1 to 3 years	1,166,274	2,930,790	956,812
From 3 to 5 years	329,590	1,361,623	1,082,244
Over 5 years	324,417	7,519,715	2,152,774
Without maturity	126,330	2,620,154	-
Total	4,012,184	18,527,912	5,016,804